Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,546,463)	$ (954,788)	$ (2,778,486)	$ (1,428,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,845		267
Stock issued for services	3,643,612	158,050	2,033,599	969,550
Imputed interest on loan	10,080	10,080	13,440	13,440
(Gain) loss on marketable securities	(164,000)	901	12,901	(67,342)
Gain on settlements and debt relief				(472,421)
Change in operating assets and liabilities
Decrease is prepaid expenses	222,167		(222,167)
Increase in accounts payable and accrued expenses	78,018	518,600	577,299	225,037
Increase in accounts payable and accrued expenses-related parties	512,321	3
Increase (decrease) in interest payable	18,299	26,517
Increase in interest payable-related parties		135,548
Increase (decrease) in accounts payable and accrued expenses – officers and directors			(2)	495,130
Increase in accrued interest payable			54,201	35,354
Increase in accrued interest payable – officers and directors			135,549	6,490
Net Cash Used in Operating Activities	(224,121)	(105,089)	(173,399)	(223,597)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for property and equipment			(3,213)
Cash paid for other assets	(67,845)
Cash paid for fixed assets	(5,000)
Sale of marketable securities		143	143	206,236
Net Cash Provided by (Used in) Investing Activities	(72,845)	143	(3,070)	206,236
CASH FLOWS FROM FINANCING ACTIVITIES
Cash received from debt financing	200,000
Cash from stock deposits	490,000
Cash paid on convertible debenture	(74,800)
Proceeds from issuance of common stock				25,000
Proceeds from convertible debenture			68,000
Payments on notes payable				(59,624)
Cash paid on related party loans	(186,069)		(68,000)	(62,591)
Cash received from related party loans	160,439	104,981	177,513	108,192
Net Cash Provided by Financing Activities	589,570	104,981	177,513	10,977
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	292,604	35	1,044	(6,384)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,479	1,435	1,435	7,819
CASH AND CASH EQUIVALENTS, END OF PERIOD	295,083	1,470	2,479	1,435
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reclassification of accruals to notes payable, related party				1,080,224
Conversion of accruals and notes payable-related party to stock			510,677
Conversion of accrual and notes payable-related party to options			447,813
Gain on forgiveness of debt - related party			$ 3,705,216
Stock issued and held in escrow for potential acquisitions	10,150
Reclassification of notes payable to stock deposits	$ 150,000